Subsequent event (Details Narrative) - Nonadjusting event [member] - Definitive agreement [member]	Dec. 14, 2023 $ / shares
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share purchase warrants price per share	$ 0.47698
Nominal exercise price	$ 0.01
Description of transaction warrants	Following the closing of the Transaction, the former shareholders of Ceapro will own 50% of Aeterna and the pre-transaction securityholders of Aeterna will own the remaining 50%, assuming the exercise of all Transaction Warrants.
Ceapro Inc. [member]
IfrsStatementLineItems [Line Items]
Common share exchanged price per share	$ 0.09439